RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Summary of key management compensation

	Year ended December 31,
	2025	2024
	$	$
Consulting fees	558,463	413,250
Salaries and benefits	—	37,792
Share-based compensation	1,531,816	477,460
Total	2,090,280	928,502